--------------------------------------------------------------------------------
Fellow Shareholders
--------------------------------------------------------------------------------

International stock markets drifted over the three months ended October 31, a dull performance exacerbated for U.S. investors by the strength of the U.S. dollar. Japan was the strongest major market in local currency terms, rebounding after weakness in the first half of the year. European and Southeast Asian markets were mixed, with several reversing course after a strong rise in the second quarter. Latin American stocks lurched downward, led by Mexico.

     During the past 12 months, international returns sharply lagged the U.S. market. The U.S. dollar was weak earlier in the year, but strengthened against the yen in the final quarter. During the fund's fiscal year, the dollar rose versus the yen but fell against the deutschemark.

     Your fund was in negative territory in the last quarter but led the benchmark shown below, aided by both country allocation and stock selection. However, performance trailed the benchmark over the past 12 months, hindered by generally weak returns for international small-cap stocks as well as by disappointing stock holdings earlier in the year.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                    Periods Ended 10/31/95
                                                  3 Months        12 Months
                                                  --------        ---------
International Discovery
  Fund                                              -3.74%          -13.06%
FTA Euro-Pacific Small Cap
  Index                                             -6.45            -8.20
--------------------------------------------------------------------------------

Market Review

Japan

Japanese equities exploded in recent months after a dismal start to the year. Unquestionably, the rebound was induced by the yen, which declined against the dollar after rising too far earlier. However, the strong dollar meant that gains turned into losses for U.S. investors.

     The most important change in the quarter was in the attitude of government authorities. Finally acknowledging the threat of deflation, the Bank of Japan cut a key lending rate to 0.5%. It also intervened in the foreign exchange market and injected liquidity into the system. These steps were necessary, since the economic picture remains bleak. Industrial production suffered a seventh consecutive monthly decline, housing starts fell 5% from a year ago, and retail sales were weak. The only bright areas were capital expenditure and monetary growth.

     The danger posed by deflation cannot be overemphasized. While consumer price inflation is flat, the wholesale price index is falling. This presents a difficult problem for everyone, particularly companies with high fixed costs that are reluctant to lay off employees for social reasons. The auto industry is a case in point: major assemblers, forced to compete with an inflated yen in foreign markets, have asked their suppliers for significant price cuts, which erode profit margins.

     Nonetheless, we are encouraged by measures to address these problems and are content with the valuations of the fund's Japanese stock holdings. We have concentrated on companies with strong balance sheets and promising long-range strategies that exhibit signs of growth in their niche areas. Performance was helped by Glory, a manufacturer of money handling machines; SMC, a producer of pneumatic equipment; and Disco and Shinkawa, semiconductor stocks.

Southeast Asia

We increased our exposure to China, both directly and through companies in Hong Kong with activities on the mainland. Our research reveals a successful soft landing in progress for

--------------------------------------------------------------------------------
Market Performance: Small-Cap Indices
--------------------------------------------------------------------------------

                                                  3 Months Ended 10/31/95
                                            ----------------------------------
                                                      Local Currency
                                              Local      vs. U.S.      In U.S.
                                            Currency     Dollars       Dollars
                                            ----------------------------------
Australia                                     -3.8%        2.9%         -1.0%
France                                        -4.0        -2.4          -6.3
Germany                                       -3.1        -2.0          -5.0
Hong Kong                                      2.6         0.1           2.7
Italy                                         -7.3        -0.5          -7.8
Japan                                          6.2       -13.9          -8.6
Mexico                                        -2.6       -14.4         -16.2
Netherlands                                   -0.7        -2.0          -2.7
Norway                                        -5.4        -1.8          -7.0
Singapore                                     -4.1        -1.5          -5.6
Sweden                                         0.1         6.1           6.2
Switzerland                                    9.7         0.9          10.6
United Kingdom                                 2.1        -1.4           0.7
--------------------------------------------------------------------------------

Source: NWSL Quantitative Products Group, utilizing MSCI indices this formerly overheated economy. Credit is being eased, inflation is falling, and foreign reserves are healthy. More important, possible successors to Chairman Deng seem committed to a smooth takeover of Hong Kong on July 1, 1997. We bought Shanghai Friendship Company, which enjoys good management and a dominant presence in the booming Shanghai retail market, and China Merchants Shekou, a port with expanding capacity. In Hong Kong we added Aeon Credit Service, a leading issuer of credit cards.

     The economy of Singapore remains the envy of Asia, characterized by low inflation, a large current account surplus, and gently easing interest rates. With stock valuations at the low end of historical ranges, we view this market favorably.

     Malaysian stocks weakened in the quarter, but the economy seems to be on steroids after having grown 8% or more annually for eight straight years. However, the side effects of this growth are increasingly evident with developing labor shortages, barely contained inflation, and a ballooning current account deficit. Rising interest rates cut into earnings and attract money away from stocks. We took profits in property stocks that had led the market through late summer. We added two new stocks: Gemtech Resources, the leading domestic manufacturer of disposable diapers, and Malaya Glass, which supplies a Singapore soft drink conglomerate.

     A similar picture of economic overheating is evident in Thailand, Indonesia, and the Philippines, where widening current account deficits and inflationary pressures weighed on their respective markets. However, our confidence in the long-run potential of these countries remains unshaken for two reasons. The first is renewed direct foreign investment in the region, a trend we expect to continue. The second reason is strong export growth, despite rising cost pressures and wage competition from China and other nations with labor surpluses.

     The Korean economy seemed to have turned the corner over the summer. The trade picture improved with lower import growth, which allowed interest rates to fall and bond prices to rise. Korea is an interest rate-driven market. With foreign ownership limits rising to 15% from 12%, we added significantly to our holdings here, primarily in small bank stocks.

Europe

Despite underperforming over the year, European smaller-company stocks picked up in recent months, due mainly to a combination of lower interest rates, modest growth, and low inflation. Weightings in the region did not change significantly over the quarter. We are heavily invested in Norway and Sweden and underweighted in France and Germany.

     In Germany, the threat of economic overheating eased as the deutschemark rose against the dollar, undermining the outlook for exporters. The pessimists were in full voice at the end of the second quarter, but there was relief over the past quarter when the mark weakened somewhat. Our exposure here is primarily in companies benefiting from a recovery in the former East Germany.

     In Switzerland, we took profits in Von Moos, the specialty steelmaker threatened by a construction slowdown. We added a new position in an investment bank expected to profit from falling rates and a recovery in emerging markets.

     Italy and Spain have both reported improvement in inflation. Smaller companies in Italy have produced excellent earnings, among them Fila, the sportswear manufacturer; Safilo, an eyewear producer; Saes Getters, a technology company; and Industrie Natuzzi, a pioneer in discounted leather furniture. In Spain, we took profits in the chemicals company Aragonesas, whose products are running into price resistance. We acquired the glass company Cristaleria Espanola, whose prospects seem promising.

     Scandinavia registered the best returns on the Continent. Norwegian smaller companies are benefiting from a strong domestic economy, with auto and retail sales growing and inflation subdued. Technology stocks Sysdeco Group and Multisoft have performed well. Economic growth is up in Sweden, and construction stocks BPA and Finnveden have done well there. We sold the cement supplier Euroc and medical supply manufacturer Arjo. Small stock valuations are attractive in this market and our enthusiasm for them remains intact.

--------------------------------------------------------------------------------
Geographic Diversification
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Europe               41%
Japan                15%
Far East             30%
Latin America        10%
All Other             4%

Based on net assets as of 10/31/95.
--------------------------------------------------------------------------------

     Smaller-company stocks in the U.K. enjoyed a good summer after many sluggish months. However, returns varied from sector to sector. The biotech, technology, and service areas had powerful runs, while construction and retailing experienced difficulty. We sold the engineering stock Wellman at a profit, and added to positions in Stoves, a stove manufacturer, and Precoat International, a producer of prepainted rolled steel.

Latin America

Mexico's progress toward economic rehabilitation has been fitful. While a trade surplus exists and inflation is falling, the currency recently staggered to new lows. Interest rates spiked up, and investors feared that the recession, which showed no signs of abating, might never end. The government introduced a package enabling borrowers to reschedule credit card debt and bank overdrafts at more favorable interest rates. We added to smaller-company stocks with good earnings such as the food company Sigma Alimentos and juice manufacturer Jugos de Valle, but remain underweighted here.

     Argentina has become obsessed with the relationship between Finance Minister Cavallo, the architect of the economic transformation, and the rest of the political establishment. Despite President Menem's reassurances that Cavallo's position is secure, a sharp drop in economic activity and high rates of unemployment suggest the contrary. During the last quarter, we bought shares of energy conglomerate Sociedad Comercial del Plata, whose growth prospects appear strong even in a weak economy.

     Swift moves by the government of Brazil earlier this year produced a down-turn in the overheating economy. Retail sales plunged, automobile sales evaporated, and unemployment rose sharply. By mid-July, the government relaxed its restrictive policy with lower interest rates after several retailers filed for bankruptcy. Although inflation is dropping, profit margins are still under pressure. As the country moves through this painful adjustment period into an era of sustainable growth and low inflation, well-managed smaller-company stocks should revive. We added to our position in the stainless steel manufacturer Cia Acos Espec Itabira.

Investment Policy and Outlook

The economic cycle continues to turn upward throughout much of the world, earnings growth is solid, strong bond markets are a plus, and stock valuations range from neutral to favorable. Japan offers opportunities in selected industries. Some growth companies throughout Europe offer good value, the smaller Asian markets seem to have recovered from 18 months of uncertainty, and the gloom should begin to recede in Latin America during the months ahead. All in all, we believe that international markets overall should perform well in 1996.

     Smaller-company stocks have endured considerable discomfort in recent years. Nevertheless, we are hopeful that the more encouraging trend witnessed in the established markets over the past quarter will broaden into other areas.

                            Respectfully submitted,


                            /s/ Martin G. Wade

                            Martin G. Wade
                            President
November 17, 1995

--------------------------------------------------------------------------------
Portfolio Highlights
--------------------------------------------------------------------------------
Periods Ended October 31, 1995

Change in Price Per Share
---------------------------------
3 Months (From $14.99 to $14.43)                                 $        -0.56
12 Months (From $17.63 to $14.43)                                         -3.20
--------------------------------------------------------------------------------
Total Net Assets                                                 $325.4 Million
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Industry Diversification
--------------------------------------------------------------------------------
October 31, 1995

                                                                      Percent of
                                                                      Net Assets
                                                                      ----------
Capital Equipment                                                        25.1%
Services                                                                 22.5
Consumer Goods                                                           16.2
Finance                                                                  14.3
Materials                                                                13.8
Energy                                                                    2.2
Multi-Industry                                                            2.0
Miscellaneous                                                             0.8
Reserves                                                                  3.1
--------------------------------------------------------------------------------
Total Net Assets                                                        100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Twenty-Five Largest Holdings
--------------------------------------------------------------------------------
October 31, 1995

                                                                    Percent of
                                                                    Net Assets
                                                                    ----------
Samsung Engineering & Construction,
  South Korea                                                           0.8%
L.G. Information & Communications,
  South Korea                                                           0.7
MTD Capital, Malaysia                                                   0.7
JBA Holdings, United Kingdom                                            0.6
Ashtead Group, United Kingdom                                           0.6
Matthew Clark, United Kingdom                                           0.5
Randstad Holdings, Netherlands                                          0.5
Hock Hua Bank, Malaysia                                                 0.5
Britton Group, United Kingdom                                           0.5
Mayflower, United Kingdom                                               0.5
Pacific Basin Bulk Shipping (USD),
  Hong Kong                                                             0.5
Apollo Electronics, Japan                                               0.5
Phileo Allied, Malaysia                                                 0.5
Southeast Asia Cement, Philippines                                      0.5
Barlow Limited, South Africa                                            0.5
Mulia Industrindo, Indonesia                                            0.5
Keyence, Japan                                                          0.5
Amway Asia Pacific (USD), Hong Kong                                     0.5
Wing Hang Bank, Hong Kong                                               0.5
Sysdeco Group, Norway                                                   0.4
Hagemeyer, Netherlands                                                  0.4
Generale D'Affichage, Switzerland                                       0.4
Shah Alam Properties, Malaysia                                          0.4
Malaysian Assurance Alliance, Malaysia                                  0.4
China Hong Kong Photo Products,
  Hong Kong                                                             0.4
--------------------------------------------------------------------------------
Total                                                                  12.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Security Classification
--------------------------------------------------------------------------------
October 31, 1995

                                                Percent                 Market
                                                of Net       Cost       Value
                                                Assets       (000)      (000)
                                               --------     ------      ------
Common Stocks,
  Rights, and
  Warrants                                      88.2%      $298,426    $287,089
Preferred Stocks
  and Rights                                     7.4         26,386      23,971
Bonds                                            1.4          4,801       4,779
Short-Term
  Investments                                    2.2          7,042       7,042
                                               -----       --------    --------
Total Investments                               99.2        336,655     322,881
Other Assets Less
  Liabilities                                     .8          2,494       2,493
--------------------------------------------------------------------------------
Total Net Assets                               100.0%      $339,149    $325,374
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                       [PERFORMANCE GRAPH APPEARS HERE]

                  INTERNATIONAL     MSCI
                    DISCOVERY       EAFE
                      FUND         INDEX*
                      ----         -----
     1988**         10,000        10,000
     1989           12,850        10,150
     1990           13,462         8,849
     1991           13,973         9,464
     1992           12,672         8,213
     1993           17,357        11,289
     1994           19,036        12,429
     1995           16,551        12,382

* Net of withholding taxes. While not appropriate for this fund, the large company EAFE index is used for this required comparison because the fund's benchmark (FTA-Euro-Pacific Small Cap) lacks a seven-year history.
Note: The index return does not reflect expenses, which have been deducted from the fund's return.
**Commencement of operations.

--------------------------------------------------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------
Periods Ended October 31, 1995

                                               Since Inception
          1 Year           5 Years                12/30/88
         --------         ---------            ---------------
          -13.06%           4.22%                  7.65%

--------------------------------------------------------------------------------
Note: For the above periods ended 9/30/95, the fund's returns were -10.31%, 6.83%, and 8.21%, respectively.

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Net Assets
T. Rowe Price International Discovery Fund/October 31, 1995
--------------------------------------------------------------------------------
(values in thousands)


                                                                       Value
                                                                    -----------
ARGENTINA -- 0.9%

COMMON STOCKS
       298,000 shs      * Cadipsa 'B'.............................  $       196
         9,100            Capex GDR (USD).........................          116
        23,500            Capex 'A' GDR (USD).....................          300
        31,000            Enron Global Power
                            & Pipeline (USD)......................          732
        90,000          * Fiplasto 'B'............................          202
       594,000          * Indupa..................................          297
        12,471            Juan Minetti............................           30
        35,000            Mirgor 'C' ADS (USD)....................           57
       351,294          * Polledo 'B'.............................          190
        25,000            Quilmes Industrial (USD)................          440
       137,200            Sociedad Comercial del Plata............          277

Total Argentina                                                           2,837

AUSTRALIA -- 2.3%

COMMON STOCKS AND RIGHTS
        914,865           AAPC Limited............................          530
        285,000         * Acacia Resources........................          467
        108,000           Advance Bank of Australia...............          798
        154,421           BRL Hardy...............................          193
        200,000           Burswood Property Trust.................          258
        358,714         * Crown Limited...........................          500
        547,750           E.R.G. Limited..........................          663
        115,050           Elders Australia........................          136
         69,233           Eltin Limited...........................          159
         77,000           Finemore Holdings.......................          117
        275,800           Healthscope Limited.....................          189
        266,028           Henry Walker Group......................          340
        283,000           JNA Telecommunications..................          291
        276,000           Just Jeans Holdings.....................          437
        212,659           Leighton Holdings.......................          491
        151,666           Mildara Blass Limited...................          757
        242,730         * Stanilite Pacific.......................          277
         96,746 rts     * Stanilite Pacific.......................           52
        483,005 shs       Tyndall Australia.......................          526
        449,000           Walker..................................          157
                                                                          7,338

PREFERRED STOCK
        294,000         * Sydney Harbour Casino
                            Holdings..............................          363

Total Australia                                                           7,701

BELGIUM -- 0.1%

WARRANTS
         25,000 wts     * National Portefeuille,
                            6/15/99..............................            71

BELIZE -- 0.1%

COMMON STOCK
         20,750 shs       BHI (USD)..............................           324

BRAZIL -- 4.5%

COMMON STOCK
         65,000           Capco Automotive
                            Products (USD).......................           496

PREFERRED STOCKS AND RIGHTS
     30,100,000         * Arapua Import............................         291
    118,000,000           Artex....................................         442
        563,000         * Bahia Sul Celulose.......................         293
     45,992,000           Banco Nacional...........................         909
      3,076,000           Casa Anglo Bras..........................         192
     42,200,000           Ceval Alimentos..........................         548
     85,172,356           Cia Acos Espec Itabira...................         708
      6,337,347 rts     * Cia Acos Espec Itabira...................           0
        279,000 shs       Cia Siderurgiga Paulista
                            Cosipa 'B'.............................         418
      3,505,758           Cia Tecidos Norte de Minas...............       1,093
      1,145,965           Dixie Toga...............................       1,072
     20,700,000           Duratex..................................       1,012
     10,888,000         * Eluma....................................         396
      1,044,000           Eucatex..................................         148
        750,000           Frigobras Cia Bras
                            de Frigorificos........................         561
    451,392,000           Industia e Comercio
                            Chapeco................................         103
     46,100,000           Ipiranga Petroleo........................         527
              4           Lojas Americanas.........................           0
     28,746,000           Lojas Renner.............................         658
      7,379,900         * Mesbla...................................         138
      6,000,000           Metalurgica Schulz.......................         211
        535,000         * Moinho Santista..........................         356
        582,354 rts     * Moinho Santista..........................           0
        682,000 shs       Multibras Eletrodomesticos...............         603
      7,300,000           Pettenati sa Malhas
                            Confeccoes.............................         216
    213,387,676           Refrigeracao Parana......................         504


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                      Value
                                                                    ----------
     4,191,920 shs      * Sifco...................................  $      196
     2,443,000            Weg.....................................       1,219
       875,000          * Wentex Textile..........................       1,190
                                                                        14,004

Total Brazil                                                            14,500

CANADA -- 0.1%

COMMON STOCK
        54,000          * Arakis Energy (USD).....................         283

CHILE -- 0.4%

COMMON STOCKS
        32,000            Chilquinta ADR (USD)....................         556
         9,150            Genesis Chile Fund (USD)................         354
        10,550            Sociedad Quimica Minera
                            de Chile ADR (USD)....................         458

Total Chile                                                              1,368

CHINA -- 0.9%

COMMON STOCKS
       240,600            China Merchants Shekou
                            (HKD).................................         100
       288,000          * China North Industries
                            Investment (USD)......................         262
     1,011,500            Shanghai Diesel
                            Engine 'B' (USD)......................         447
       300,000            Shanghai Friendship
                            Company 'B' (USD).....................         150
     1,826,000            Shanghai Haixing
                            Shipping 'H' (HKD)....................         189
       898,000          * Shanghai New Asia 'B' (USD).............         431
       355,000            Shanghai Shangling Electric
                            Appliance 'B' (USD)...................         312
       291,800            Shenzhen Nanshan 'B' (HKD)..............          70
     1,583,000          * Shenzhen North Jianshe
                            Motorcycle 'B' (HKD)..................         972

Total China                                                              2,933

COLOMBIA -- 0.3%

COMMON STOCKS
        20,000            Cementos Diamante 'B'
                            GDS (USD).............................         350
        20,000            Gran Cadena de Almacemes 'B'
                            ADS (USD).............................         275
        29,500            Maderas y Sinteticos Sociedad
                            Anoma ADR (USD).......................         527

Total Colombia                                                           1,152

CZECH REPUBLIC -- 0.2%

COMMON STOCK
         6,297            IPS Praha...............................         522

DENMARK -- 0.3%

COMMON STOCK
         7,353          * Silcon 'B'..............................         269
CONVERTIBLE BOND
     3,100,000 DKK        Danske Traelastkompagni,
                            5.25%, 1/1/02.........................         599
Total Denmark                                                              868

ECUADOR -- 0.1%

COMMON STOCK
         1,705 shs        La Cemento Nacional
                            GDS (USD).............................         355

FINLAND -- 0.1%

COMMON STOCK
        15,000            Huhtamaki Oy 'I'........................         445

FRANCE -- 3.7%

COMMON STOCKS AND RIGHTS
         3,682            But.....................................         937
         6,400            Cardif..................................         596
        17,300            Cipe France.............................       1,015
         6,100          * Club Mediterranee.......................         478
         6,100 rts      * Club Mediterranee.......................           6
         2,240 shs      * Concorde................................         279
         6,000            Dauphin.................................         209
        15,000            De Dietrich & Cie.......................         760
         9,896            Ecco Travail Temporaire.................         690
        16,601            Groupe Zannier..........................         213
         8,586            Guilbert................................       1,031
         6,100            Manutan.................................         695
         6,000            MGI Coutier.............................         356
        23,000          * Moulinex................................         458
         3,100            Rexel...................................         501
        19,037            Rochefortaise Communication.............         623
         4,860            SITA....................................         834
         5,906            Societe Des Immeubles
                            de France.............................         268
         9,940            Spir Communication......................         844
        14,500          * Vallourec...............................         569
         3,312            Virbac..................................         440
                                                                        11,802

CONVERTIBLE BOND
       410,760 FRF        Virbac, 5.00%, 1/1/01...................          94

Total France                                                            11,896

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        Value
                                                                     -----------
GERMANY -- 4.3%

COMMON STOCKS AND WARRANTS
         1,800 shs        Altana..................................   $   1,047
         3,000            Balcke Durr.............................         737
         1,250            Buderus.................................         536
        37,500          * Dorries Scharmann.......................         213
         1,000            Duerr Beteiligungs......................         323
            91            F.A. Gunther & Sohn.....................           7
         9,142            Kampa Haus..............................         361
         1,000            Klein, Schanzlin & Becker...............         213
           903            Nordstern Lebensmittel..................         176
         1,125            Pfleiderer Bau und
                            Verkehrssysteme.......................         377
         9,300          * Pittler Maschinenfabrik.................         548
         1,952            Plettac.................................         447
            92            Sixt....................................          26
           125 wts      * Sixt....................................          97
         2,250 shs        Vereinigte Baubeschlag
                            Handel................................         574
         1,000 wts      * Wella International Finance,
                            3/18/96...............................          65
                                                                         5,747

PREFERRED STOCKS AND RIGHTS
        21,000 shs        Berentzen Gruppe........................         589
         1,600            Edding..................................         515
         1,600            Hach....................................         823
         2,400            Klein, Schanzlin & Becker...............         392
         2,000            Leffers.................................         352
         1,200            Marschollek Lautenschlaeger.............         806
        11,900            Rhon Klinikum...........................       1,015
        11,900 rts      * Rhon Klinikum...........................         228
         4,050 shs        Signal Bau Huber........................         429
           268            Sixt....................................          77
         3,500            Spar Handells...........................         756
         1,386            Sto.....................................         743
         3,200            Villeroy & Boch.........................         605
         4,424            Westag & Getalit........................         990
                                                                         8,320

Total Germany                                                           14,067

GUATEMALA -- 0.3%

COMMON STOCK
        38,000          * Basic Petroleum (USD)...................       1,045

HONG KONG -- 6.3%

COMMON STOCKS AND WARRANTS
     2,477,000          * Aeon Credit Service.....................         471
        46,000            Amway Asia Pacific (USD)................       1,484
     2,889,035            China Hong Kong
                            Photo Products........................       1,326
       904,000            Esprit Asia.............................         307
     1,100,000            Fairyoung Holdings......................         484
       343,200 wts      * Fairyoung Holdings, 6/30/96.............          13
     2,181,000 shs        Goldlion Holdings.......................       1,241
     7,607,000            Harbour Ring International..............         787
     1,023,166 wts      * Harbour Ring International,
                            7/17/97...............................          13
       224,400            Hon Kwok Land Investment................          68
       762,000            Hong Kong Ferry.........................         788
     4,214,000            Hualing Holdings........................         654
     1,139,000            IMC Holdings............................         685
       852,000            JCG Holdings............................         623
       881,000            Joyce Boutique..........................         188
       346,000            Kingboard Chemical......................         106
     1,603,000            National Mutual Asia....................       1,234
       152,000          * Ng Fung Hong............................          68
     1,248,000            Orient Overseas
                            International.........................         718
       113,000            Pacific Basin Bulk
                            Shipping (USD)........................       1,596
       113,000 wts      * Pacific Basin Bulk
                            Shipping, 9/30/99 (USD)...............          78
     2,000,000 shs        Pokphand................................         802
     1,786,000            QPL International.......................       1,224
     3,133,540            Siu Fung Ceramics.......................         770
       540,000            Swank International
                            Manufacturers.........................          64
       664,000            Tian Teck Land..........................         137
     1,951,000          * Ultronics International.................          81
       750,000            Wah Kwong Ship Holding..................       1,052
     3,200,000            Wai Kee Holdings........................         393
       452,000            Wing Hang Bank..........................       1,456
     2,390,000            Yeebo...................................         331
       993,800 wts      * Yeebo, 8/31/96..........................          41
     4,119,000 shs        Yue Yuen Industrial.....................       1,079

Total Hong Kong                                                         20,362

HUNGARY -- 0.2%

COMMON STOCKS
         1,125          * Chinoin.................................         317
        28,050            Richter Gedeon  (USD)...................         428

Total Hungary                                                              745

INDIA -- 1.5%

COMMON STOCKS
        36,000            Ashok Leyland GDR (USD).................         378
        31,000          * Core Parenterals GDR (USD)..............         128
         8,000          * East India Hotels GDR (USD).............         145

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        Value
                                                                     -----------
        30,000 shs        Grasim Industries GDS (USD).............   $     622
        25,800            Hindalco GDR (USD)......................         823
        42,000          * Indian Hotels GDS (USD).................         772
        10,000            Reliance Industries
                            GDS (USD).............................         152
       137,000            Videocon International
                            GDR (USD).............................         343
                                                                         3,363

CONVERTIBLE BONDS
       760,000 USD        Essar Gujarat, Cv.,
                            5.50%, 8/5/98.........................         755
       565,000            Gujarat Ambuja Cements,
                            3.50%, 6/30/99........................         788
         1,543

Total India                                                              4,906

INDONESIA -- 3.9%

COMMON STOCKS
       279,250 shs        Bank Dagang Nasional....................         249
       239,000            Bank International Indonesia............         837
       179,583            Duta Anggada Realty.....................         113
       114,950            Enseval Putera Megatrading..............          86
        81,500            Hanjaya Mandala Sampoerna...............         754
       198,656            Indah Kiat Paper & Pulp.................         195
       210,350            Indofoods Sukses Makmur.................         972
       207,600            Indorama Synthetic......................         688
       131,000            Indosat 'B'.............................         444
        17,000            Indosat 'B' ADR (USD)...................         563
       245,000            Inti Indorayon Utama....................         302
       161,500            Jakarta International Hotels
                            & Development.........................         222
       234,500            Jaya Real Property......................         669
       714,000            Mayora Indah............................         511
       110,500            Modernland Realty.......................         156
       507,800            Mulia Industrindo.......................       1,498
       641,820            Pabrik Kertas Tjiwi Kimia...............       1,187
       646,125            Panin Bank..............................         711
       265,200            Semen Cibinong..........................         695
       404,000            Semen Gresik............................       1,049
       169,000            United Tractors.........................         335
                                                                        12,236

CORPORATE BOND
       200,000 CHF        Indorama Synthetic,
                            4.50%, 12/31/97.......................         224
CONVERTIBLE BOND
   265,200,000 IDR        Modernland Realty,
                            6.00%, 1/4/03.........................         110

Total Indonesia                                                         12,570

IRELAND -- 0.5%

COMMON STOCKS AND WARRANTS
       600,000            Barlo Group.............................         272
       494,505 wts      * Dragon Oil (GBP)........................           4
       700,000 shs      * Kenmare Resources (GBP).................         249
       386,000            Kingspan Group..........................       1,097

Total Ireland                                                            1,622

ISRAEL -- 0.5%

COMMON STOCKS
       314,000            Bank Hapoalim..........................          499
        90,000          * Blue Square............................          588
        18,000            Teva Pharmaceutical
                            ADR (USD)............................          711

Total Israel                                                             1,798

ITALY -- 2.5%

COMMON STOCKS AND WARRANTS
        69,000          * Cementeria di Augusta...................         108
       343,000            Danieli & Company,
                            savings shares........................         947
        55,500 wts      * Danieli & Company, 11/30/99.............          29
       635,000 shs      * Editoriale la Republica.................         545
        24,000            Fila Holdings ADR (USD).................       1,020
       117,000          * Industria Macchine
                            Automatiche...........................         816
        16,300            Industrie Natuzzi
                            ADR (USD).............................         624
       634,081            Merloni Elettrodomestici,
                            savings shares........................         716
        67,700            Saes Getters............................       1,291
        46,000            Safilo..................................         488
       524,500            Tecnost.................................       1,086
        90,000            Telecocavi, savings shares..............         217
        90,000            Vianini Lavori..........................         151
        15,000            Zucchi, savings shares..................          35
                                                                         8,073

CORPORATE BOND
   333,000,000 ITL        Danieli & Company,
                            6.34375%, 1/1/00......................         166

Total Italy                                                              8,239

JAPAN -- 14.7%

COMMON STOCKS AND WARRANTS
        26,000 shs        Amway Japan.............................         991
        64,000            Apollo Electronics......................       1,583
        26,000            Asatsu..................................         897

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        Value
                                                                     -----------
        97,000 shs        Avon Products...........................   $     403
        20,000            Chofu Seisakusho........................         469
       112,000            Daibiru.................................       1,139
        41,000            Daifuku.................................         489
        14,000            Disco...................................         527
        28,000            Eidensha................................         326
         1,450 wts      * Eidensha, 2/14/96 (DEM).................          23
        26,000 shs        Emoto Industry..........................         348
        29,000            Enix....................................       1,049
         8,000            Enplas..................................         174
        25,000            F.C.C. .................................         770
         6,000            Fanuc...................................         260
        35,000            Glory...................................       1,228
        73,000          * Hamada Printing Press...................         503
        15,500            Higashi Nihon House.....................         208
         9,500            Hirose Electric.........................         606
        65,000            Hitachi Tool Engineering................         355
        49,000            Horiba..................................         551
       110,000            Idec Izumi..............................         946
        53,000            Ishiguro Homa...........................         948
        67,000            Iwata Air Compressor
                            Manufacturing.........................         331
        81,000            Japan Airport Terminal..................         926
        70,000            Japan Living Service....................         443
        35,000            Juel Verite Ohkubo......................         241
           100 wts      * Juel Verite Ohkubo,
                            3/10/98 (CHF).........................           8
        71,000 shs        Juntendo................................         451
        13,000            Kato Denki..............................         341
           700 wts      * Kawasaki Electric,
                            12/20/96 (CHF)........................           2
        12,100 shs        Keyence.................................       1,490
        31,000            Kirin Beverage..........................         470
        37,000            KOA.....................................         600
        46,200            KTK Telecommunications
                            Engineering...........................         465
        26,100            Kyokuto Kaihatsu Kogyo..................         574
        21,000            Levi Strauss Japan
                            Kabushiki Kaisha......................         310
        47,000            Lintec..................................         671
        21,700            Mabuchi Motor...........................       1,313
         7,000          * Maruwa Ceramic..........................         527
        23,000            Masaru..................................         170
        54,000            Meitec..................................         882
        89,000            Meitetsu Transport......................         512
         1,300 wts      * Meitetsu Transport,
                            4/30/97 (CHF).........................          55
        34,000 shs        Mori Seiki..............................         671
        27,000            Mos Food Services.......................         676
        49,000            Namura Shipbuilding.....................         273
        18,000            Natoco Paint............................         264
        38,000            New Japan Securities....................         178
        51,000            Nichicon................................         688
        16,000            Nichiei.................................         993
         8,000            Nihon Dempa Kogyo.......................         205
        56,000          * Nippon Columbia.........................         318
        75,000            Nippon Denwa Shisetsu...................         621
        39,000            Nippon Kagaku Yakin.....................         368
        56,000            Nippon Konpo Unyu Soko..................         454
        55,000            Nippon Seiki............................         608
        80,000            Nippon Thompson.........................         653
        83,000            Nippon Yusoki...........................         326
        14,000            Nissha Printing.........................         171
        56,000            Nitta...................................         925
        47,000            Okasan Securities.......................         187
        30,000            Osaka Organic Chemical..................         267
        39,000            Paltac..................................         419
        22,100            Promise.................................         871
        23,400            Rinnai..................................         517
        41,000            Sanken Electric.........................         386
        22,000          * Sankyo Engineering......................         353
        39,000            Sanoyas Hishino Meisho..................         191
        54,000          * Sanyo Securities........................         165
        16,000            Seiko...................................         311
        31,800            Sekisui House...........................         367
        24,000            Senshukai...............................         450
        17,000            Shinkawa................................         607
       131,000            Sintokogio..............................         973
         9,600            SMC.....................................         675
       104,000          * Sodick..................................         986
        92,000            Sogo Denki..............................         409
        28,000            Tamura..................................         181
        18,000            Techno Ryowa............................         341
        81,000            Toc.....................................         755
        28,000            Tohoku Telecommunications...............         140
        34,000            Tokai Rubber Industries.................         382
        13,000            Tokyo Ohka Kogyo........................         397
        68,000            Topre...................................         485
        56,000          * Toshiba Tungaloy........................         348
        23,000            Toyo Communication
                            Equipment.............................         427
        71,000            Toyo Steel..............................         226
        14,400            Trusco Nakayama.........................         274
        16,000            Uniden..................................         258
        69,000            Wako Securities.........................         459
        17,000            Xebio...................................         632
        68,000          * Yamatane Securities.....................         213
        69,000            Yamato Kogyo............................         546

Total Japan                                                             48,165

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
                                                                        Value
                                                                     -----------
MALAYSIA -- 5.1%

COMMON STOCKS AND WARRANTS
        32,333 shs        Arab Malaysian Finance..................   $     113
       249,000            Asas Dunia..............................         784
       235,000            Bandar Raya Developments................         351
       418,000 wts      * Bandar Raya Developments,
                            9/1/97................................         354
       484,000 shs        Chemical Company
                            of Malaysia...........................         971
       445,000          * Gemtech Resources.......................         855
       595,000            Hock Hua Bank...........................       1,756
       250,000            LB Aluminum.............................         531
       142,000            Lityan Holdings.........................         377
       109,000            Malaya Glass............................         365
       329,000            Malaysian Assurance Alliance............       1,334
       402,666            MTD Capital.............................       2,250
       748,750            Muda Holdings...........................         825
       221,000            Peladang Kimia..........................         626
       522,000            Pelangi.................................         510
       375,000            Phileo Allied...........................       1,579
        43,000            Public Finance..........................          81
       545,000            Shah Alam Properties....................       1,341
       416,000            Sunway Building Technology..............       1,113
       170,000            Westmont................................         589
                                                                        16,705
PREFERRED STOCK
       113,333            Arab Malaysian Finance,
                            Cv. Loan Stock,
                            7.50%, 11/20/99.......................          60
Total Malaysia                                                          16,765

MEXICO -- 1.7%

COMMON STOCKS
        46,000          * Altos Hornos Mexico.....................         245
       109,740            Apasco..................................         402
       738,850            Embotelladores del
                            Valle Anahuac `B'.....................         672
       255,000          * Empaques Ponderosa `B'..................         537
        90,000            Grupo Elektra...........................         354
        73,000            Grupo Financiero Inbursa `B'............         198
        14,926          * Grupo Mexicano de Desarrollo
                            `B' ADS (USD).........................          37
        26,000          * Grupo Mexicano de Desarrollo
                            Units ADS (USD).......................          78
        39,000            Grupo Radio Centro
                            ADS (USD).............................         278
       106,200          * Grupo Sidek `B' ADR (USD)...............         199
         2,640          * Grupo Sidek `L' ADR (USD)...............           7
        24,936          * Grupo Simec `B' ADR (USD)...............         162
        61,190          * Grupo Situr Convertible
                            ADR (USD).............................         195
       180,888            International de Ceramica...............         208
       180,000          * Jugos de Valle `B'......................         313
        45,000          * Sears Roebuck de Mexico `B'
                            ADS (USD).............................         242
        56,000          * Sears Roebuck de Mexico `B'
                            GDS (USD).............................         301
     1,125,000          * Seguros Comercial
                            Americana `B'.........................         268
        77,210          * Servicios Financieros
                            Quadram ADR (USD).....................         396
        29,200            Sigma Alimentos `B'.....................         205
        92,000            Tolmex `B'..............................         345

    Total Mexico                                                         5,642

NETHERLANDS -- 2.9%

COMMON STOCKS
         8,750            Aalberts Industries.....................         513
        28,925            Ahrend Groep............................       1,023
         7,500            Atag....................................         499
        22,500            Content Beheer..........................         610
        17,000          * Frans Maas Groep Koninklijke............         543
        28,000            Hagemeyer...............................       1,395
         9,700            International - Muller..................         695
        15,000            Nedlloyd Groep..........................         381
         5,250            Otra....................................       1,081
         5,600            Polynorm................................         590
        39,000            Randstad Holdings.......................       1,760
        13,200            Sphinx Gustavsberg......................         366

Total Netherlands                                                        9,456

NEW ZEALAND -- 1.0%

COMMON STOCKS
       892,000          * CDL Hotels..............................         377
       116,000            Independent Newspapers..................         354
        41,000            PDL Holdings............................         235
       163,800            Ports of Auckland.......................         381
       292,888            Skellerup Group.........................         396
        76,000            Steel & Tube Holdings...................         361
       158,000            The Helicopter Line.....................         459
       184,857            Whitcoulls Group........................         275
       353,000            Wrightson...............................         284

Total New Zealand                                                        3,122

NORWAY -- 3.0%

COMMON STOCKS
        40,400          * Bona Ship Holdings......................         415
         9,680            Det Norske Luftfartselskap `B'..........         448

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-------------------------------------------------------------------------------

                                                                        Value
                                                                     -----------
         9,500 shs        Elkjop Norge............................   $     244
        30,670            Kverneland Gruppen......................         532
        76,400            Merkantildata...........................         675
        72,762          * Moelven Industrier......................          69
        24,100            Multisoft...............................         580
        17,000            Nera....................................         609
        19,900            Norske Skogsindustrier..................         577
        78,750            Schibsted...............................         873
        52,000          * Sensonor................................         442
        37,000          * Smedvig.................................         642
        64,000          * Sysdeco Group...........................       1,429
       207,500            Tomra Systems...........................       1,309
        59,436            Transocean..............................         907

Total Norway                                                             9,751

PERU -- 1.0%

COMMON STOCKS
       218,278            Backus y Johnston
                            Cerveceria `T'........................         391
        20,070            Cementos Lima...........................         298
        34,100          * Cementos Yura `C' (USD).................         264
        26,071            Compania de Seguard
                            la Fenix Peru.........................         294
       280,000          * Compania Embotelladora
                            del Pacifico `B' (USD)................         146
       129,838            Enrique Ferreyros.......................         149
       155,641          * Explosivos `C'..........................         232
       155,641          * Explosivos `T'..........................         232
        28,222            Minsur `T'..............................         196
     1,013,333          * Peru Real Estate `B'....................         532
             1          * Southern Peru Copper `T'................           0
                                                                         2,734
CORPORATE BOND
       370,000 USD        International Financial
                            Holdings,6.50%, 8/1/99................         503

Total Peru                                                               3,237

PHILIPPINES -- 2.4%

COMMON STOCKS
       464,000 shs        Ayala Land `B'..........................         535
     1,743,000            C & P Homes.............................       1,122
       247,640            First Philippine Holdings `B'...........         524
        95,000            Manila Electric.........................         709
       107,000            Philippine Commerce
                            International Bank....................         876
         7,600            Philippine Long Distance
                            Telephone ADR (USD)...................         426
       885,000          * Pilipino Telephone......................         783
     2,518,000          * SM Prime................................         678
    11,942,000          * Southeast Asia Cement...................       1,561
                                                                         7,214
CONVERTIBLE BOND
       253,300 USD        Benpres Holdings,
                            4.20%, 11/26/49.......................         481

Total Philippines                                                        7,695

POLAND -- 0.3%

COMMON STOCKS
     1,329,372 shs      * International UNP
                            Holdings (CAD)........................         476
       200,000            Mostostal Export........................         469

Total Poland                                                               945

PORTUGAL -- 0.4%

COMMON STOCKS
        30,000          * Jornalgeste.............................         465
        10,080            Salvador Caetano........................         145
        47,250          * Sempa...................................         454
                                                                         1,064

PREFERRED STOCK
        41,610          * Filmes Lusomundo........................         393

Total Portugal                                                           1,457

PUERTO RICO -- 0.1%

COMMON STOCK
        40,000          * Pepsi Cola Puerto Rico
                            Bottling Company
                            `B' (USD).............................         545

RUSSIA -- 0.4%

COMMON STOCKS
        96,000          * Petersburg Long Distance
                            (USD).................................         588
        35,000          * Petersburg Long Distance
                            (CAD).................................         209
     2,750,000          * Star Mining (AUD).......................         440

Total Russia                                                             1,237

SINGAPORE -- 1.6%

COMMON STOCKS AND WARRANTS
       538,000          * Acer Computer
                            International (USD)...................         969
       289,000            CSA Holdings............................         276
        71,000            Far East Levingston
                            Shipbuilding..........................         307
       507,000            Hong Fok................................         739

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-------------------------------------------------------------------------------

                                                                        Value
                                                                     -----------
       230,000 shs        Hour Glass.............................    $     191
       332,000            Hwa Tat Lee............................          150
       140,000            Intraco................................          205
       247,000            Malayan Credit.........................          453
       292,000            Marco Polo Development.................          351
       506,000            Pacific Carrier........................          451
       220,000            Republic Hotels & Resorts..............          255
       184,000 wts      * Republic Hotels & Resorts,
                            7/12/00..............................           76
       206,000 shs        Tiger Medicals.........................          315
       266,000            Wing Tai Holdings......................          461

Total Singapore                                                          5,199

SOUTH AFRICA -- 1.3%

COMMON STOCKS
         6,750            Anglo America Industrial...............          341
       120,200            Barlow Limited.........................        1,549
       519,200            Iscor..................................          527
         9,300          * Polifin................................           20
       140,000            Rembrandt Group........................        1,276
        62,000            Sasol..................................          535

Total South Africa                                                       4,248

SOUTH KOREA -- 2.1%

COMMON STOCKS AND RIGHTS
        10,000            Coryo Securities.......................          182
        19,170            HS Chemical............................          584
            22            Korea Growth Trust IDR
                            (USD)................................          781
        26,361            Kun Young Construction.................          413
         6,141 rts      * Kun Young Construction.................            0
        20,000 shs      * L.G. Information &
                            Communications.......................        1,576
        10,000          * L.G. Information &
                            Communications, new..................          788
        57,753          * Samsung Engineering &
                            Construction.........................        1,917
        21,681          * Samsung Engineering &
                            Construction, new....................          697
         1,321          * Samsung Electronic GDS
                            1/2 Voting Shares, new
                            (USD)................................           23

Total South Korea                                                        6,961

SPAIN -- 1.9%

COMMON STOCKS
        53,000          * Algodonera de St. Antonia..............          396
        15,000            Azkoyen................................          934
       187,500            Corporacion Financiaera
                            Reunida..............................          607
         8,500          * Cristaleria Espanola...................          529
       135,000            Filo...................................          608
        23,821            Grupo Anaya............................          565
       139,000          * Grupo Duro Felguera....................          547
        65,670            Marco Iberica
                            Distribucion de Edic.................          683
        27,000            Prosegur Compania
                            Securidad............................          661
       125,000          * Sotogrande.............................          247
                                                                         5,777

CONVERTIBLE BOND
    32,910,000 ESP        Grupo Anaya, 7.00%,
                            3/18/98..............................          271

Total Spain                                                              6,048

SWEDEN -- 3.3%

COMMON STOCKS
        51,170 shs        Angpanne Foreningen `B'................          863
       411,000          * BPA `A'................................          842
       100,500            Catena `A'.............................          757
        91,337          * Finnveden `B'..........................          928
        37,532            Gambro `B'.............................          656
        22,100            Getinge Industrier `B'.................          942
        43,950            Hoganas `B'............................        1,185
        95,150            ICB Shipping `B'.......................          788
        42,000            Kalmar Industries......................          683
        29,770            Linjebuss `A'..........................          269
        18,000            Securitas `B'..........................          697
       140,000            Stena Line `B'.........................          712
        58,000            TV 4 `A'...............................        1,266
                                                                        10,588

CONVERTIBLE BOND
       900,000 SEK        Stena Line,
                            7.00%, 4/30/01.......................          122

Total Sweden                                                            10,710

SWITZERLAND -- 2.6%

COMMON STOCKS
         1,255 shs        Bil GT Gruppe..........................          774
           460            Bossard Holdings.......................          820
         2,050            Bucher Holding.........................        1,291
         3,200            Generale D'Affichage...................        1,375
           360            Gurit Heberlien........................          755
         1,200            Hilti..................................          989
         2,500            Lem Holding............................          951
         1,375          * Saurer.................................          497
           340            Sig Schweiz............................          737
         2,000          * Von Moos...............................          194

Total Switzerland                                                        8,383

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-------------------------------------------------------------------------------

                                                                        Value
                                                                     -----------
TAIWAN -- 0.7%

COMMON STOCKS
        60,304 shs      * GVC Corporation
                            GDR (USD).............................   $     543
        12,428          * Tung Ho Steel Enterprise
                            GDR (USD).............................         133
        63,510          * Yageo GDR (USD).........................         619
        22,739          * Yageo GDR, new (USD)....................         222
                                                                         1,517

CONVERTIBLE BONDS
       150,000 USD        Acer, 4.00%, 6/10/01....................         461
       150,000            United Micro Electronics,
                            1.25%, 6/8/04.........................         205
                                                                           666

Total Taiwan                                                             2,183

THAILAND -- 1.5%

COMMON STOCKS, RIGHTS AND WARRANTS
        20,000            Bangkok Insurance Public................         342
        18,333            Bangkok Metropolitan Bank...............          18
        41,900            Goodyear................................         390
        85,000            Hana Microelectronics...................         338
       232,000            Industrial Finance of
                            Thailand..............................         761
        67,000            Precious Shipping.......................         402
        67,000 rts      * Precious Shipping.......................         375
        59,000 shs        Property Perfect........................         469
        20,444 wts      * Property Perfect, 7/7/99................          37
       252,000 shs        Robinson Deposit Store..................         526
       135,000          * Sahavirya Steel.........................         206
        67,000            Sanyo Universal Electric................         306
       114,300            Swedish Motors..........................         509
        56,800            Unithai Line Public.....................         334

Total Thailand                                                           5,013

UNITED KINGDOM -- 14.1%

COMMON STOCKS, RIGHTS AND WARRANTS
        99,000 wts      * Abtrust Lloyds Insurance................          45
       204,000 shs      * Acorn Computer Group....................         471
       291,666            Ashtead Group...........................       1,951
       110,000            Baggeridge Brick........................         164
       900,000            BCE Holdings............................         345
       250,000            Berisford International.................         585
        78,664          * British Biotechnology...................       1,109
       705,047            Britton Group...........................       1,750
       750,000            Bruntcliffe Aggregates..................         237
       282,600            CALA....................................         509
       185,000            Carpetright.............................       1,018
     1,280,585            Casket..................................         162
       223,000            Chamberlain Phipps......................         296
       577,500            Corporate Services Group................         785
       397,222            CRT Group...............................         754
       265,000            Devro International.....................       1,018
    13,846,152          * Dragon Oil..............................         383
        35,000            Druck Holdings..........................       1,212
       587,734            Enviromed...............................         167
       100,952            Ferraris Group..........................          88
       105,000            FII Group...............................         739
        95,000            First Technology........................         701
       247,200            Frost Group.............................         860
     5,207,860            Graystone...............................       1,070
       480,000            Halkin Holdings.........................         410
       150,000            Helical Bar.............................         757
        32,500            Henderson Administration
                            Group.................................         640
       320,000            HTV Group...............................       1,305
       178,000            Iceland Group...........................         467
       300,000            Ingham..................................         180
       340,500            JBA Holdings............................       2,078
       120,000          * JKX Oil & Gas...........................         347
       130,000            Kewill Systems..........................         678
       287,330            London & Overseas
                            Freighters............................         382
        93,000            Mackie International Group..............         522
       173,000            Matthew Clark...........................       1,762
     1,115,000            Mayflower...............................       1,648
       467,000            Mirror Group............................       1,237
       706,176          * Monument Oil & Gas......................         656
       450,000            NSM.....................................         626
       300,000            Oliver Group............................         173
       733,333          * Pentos..................................           0
       141,000            Peter Black Holdings....................         620
       100,000            Pillar Property Investments.............         237
       235,000            Pizza Express...........................         721
       139,000            Powerscreen International...............         855
       177,000            Precoat International...................         442
       941,856            Princedale Group........................         417
       263,575            Prowting................................         392
       194,979            Quadramatic.............................         601
     1,861,159          * Regal Hotel Group.......................       1,118
       115,140            RJB Mining..............................         900
     2,000,000          * Roxspur.................................         206
     1,126,525          * Roxspur, new............................         116
        50,000            Serco Group.............................         293
       635,555            Spring Ram..............................         271
       418,750            Stakis..................................         510
       210,000            Sterling Publishing.....................          93
       332,000            Stordata Solutions......................          92
       221,333 rts      * Stordata Solutions......................          19

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                        Value
                                                                     -----------
        94,000 shs      * Stoves..................................   $     312
       618,530            Taylor Nelson...........................         425
       165,000            TLG.....................................         447
       655,000            Transtec................................         888
        63,500            Trifast.................................         355
       475,000            Ugland International....................         586
     4,578,501            Verity Group............................         905
       265,000            Vibroplant..............................         352
     1,116,000          * Videologic Group........................         582
       323,888            Wickes..................................         638
     5,015,000          * Wiggins Group...........................         258
       394,000            WPP Group...............................         959
                                                                        44,897

PREFERRED STOCKS
       550,000            Berisford International, 5.00%
                            Cv. Loan Stock, 2015..................         583
       120,000            Iceland Group, Cum. Cv..................         248
                                                                           831

Total United Kingdom                                                    45,728

VENEZUELA -- 0.5%

COMMON STOCKS
        15,000            Corimon ADR (USD).......................          64
        83,212            Mavesa ADR (USD)........................         333
       112,066            Mavesa ADS (USD)........................         448
        52,800          * Sudamtex de Venezuela `B'
                            ADR (USD).............................         218
        80,000            Venezolana de Prerreducidos
                            Caroni GDS (USD)......................         432

Total Venezuela                                                          1,495

VIETNAM -- 0.4%

COMMON STOCK
       118,600          * Lazard Frier & Co.
                            Vietnam Fund (USD)....................       1,245

SHORT-TERM INVESTMENTS -- 2.2%

COMMERCIAL PAPER
    $2,000,000            Delaware Funding,
                            5.70%, 11/3/95........................       1,973
     3,000,000            Preferred Receivables
                            Funding,
                            5.73%, 11/27/95.......................       2,978
     2,091,603            Investments in Commercial
                            Paper through a
                            joint account,
                            5.87 - 5.88%, 11/1/95.................       2,091

Total Short-Term Investments                                             7,042

------------------------------------------------------------------------------
Total Investments in Securities -- 99.2% of
  Net Assets (Cost $336,655)                                          $322,881
------------------------------------------------------------------------------
Other Assets Less Liabilities.....................................    $  2,493
                                                                      --------
                                            Value
                                            -----
Net Assets Consist of:

Accumulated net investment income -
  net of distributions..................   $  2,048
Accumulated net realized gain/loss -
  net of distributions..................     (8,883)
Net unrealized gain (loss)..............    (13,775)
Paid-in-capital applicable to
  22,544,526 shares of $0.01 par
  value capital stock outstanding;
  2,000,000,000 shares of the
  Corporation authorized................    345,984
                                           --------
NET ASSETS..............................               $325,374
                                                       ========
NET ASSET VALUE PER SHARE...............                 $14.43
                                                         ======
------------------------------------------------------------------------------

  *  Non-income producing
AUD  Australian dollar
CAD  Canadian dollar
CHF  Swiss franc
DEM  German deutschemark
DKK  Danish krone
ESP  Spanish peseta
FRF  French franc
GBP  British sterling
HKD  Hong Kong dollar
IDR  Indonesian rupia
ITL  Italian lira
SEK  Swedish krona
USD  U.S. dollar


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
Statement of Operations
-------------------------------------------------------------------------------
T. Rowe Price International Discovery Fund / Year Ended October 31, 1995
(in thousands)

INVESTMENT INCOME
Income
  Dividend (net of foreign taxes of $944)..........................  $  6,839
  Interest.........................................................     1,060
  Other............................................................        52
                                                                     --------
  Total income.....................................................     7,951
                                                                     --------
Expenses
  Investment management............................................     4,381
  Shareholder servicing............................................       846
  Custody and accounting...........................................       322
  Prospectus and shareholder reports...............................        99
  Registration.....................................................        61
  Legal and audit..................................................        52
  Proxy and annual meeting.........................................        18
  Directors........................................................        14
  Miscellaneous....................................................        17
                                                                     --------
  Total expenses...................................................     5,810
  Expenses paid indirectly.........................................        (1)
                                                                     --------
  Net expenses.....................................................     5,809
                                                                     --------

Net investment income..............................................     2,142
                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Securities.......................................................    (7,141)
  Foreign currency transactions....................................      (360)
                                                                     --------
  Net realized gain (loss).........................................    (7,501)
                                                                     --------

Change in net unrealized gain or loss on:
  Securities.......................................................   (59,605)
  Other assets and liabilities denominated in foreign currencies...       (32)
                                                                     --------

  Change in net unrealized gain or loss............................   (59,637)
                                                                     --------

Net realized and unrealized gain (loss)............................   (67,138)
                                                                     --------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..................  $(64,996)
                                                                     ========

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
Statement of Changes in Net Assets
-------------------------------------------------------------------------------
T. Rowe Price International Discovery Fund
(in thousands)

                                                                              Year Ended October 31,
                                                                              1995              1994
                                                                            --------          --------
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
  Net investment income................................................    $   2,142         $   1,710
  Net realized gain (loss).............................................       (7,501)           33,944
  Change in net unrealized gain or loss................................      (59,637)           (3,800)
                                                                           ---------         ---------
  Increase (decrease) in net assets from operations....................      (64,996)           31,854
                                                                           ---------         ---------
Distributions to shareholders
  Net investment income................................................       (1,593)           (1,527)
  Net realized gain....................................................      (23,937)             (437)
                                                                           ---------         ---------
  Decrease in net assets from distributions............................      (25,530)           (1,964)
                                                                           ---------         ---------
Capital share transactions*
  Shares sold..........................................................       55,318           283,987
  Distributions reinvested.............................................       23,502             1,746
  Shares redeemed......................................................     (166,714)         (141,266)
  Redemption fees received.............................................          352                84
                                                                           ---------         ---------
  Increase (decrease) in net assets from capital share transactions....      (87,542)          144,551
                                                                           ---------         ---------

Increase (decrease) in net assets......................................     (178,068)          174,441

NET ASSETS
Beginning of period....................................................      503,442           329,001
                                                                           ---------         ---------
End of period..........................................................    $ 325,374         $ 503,442
                                                                           =========         =========
---------------------------------------------------------------------------------------------------------

*Share information
  Shares sold..........................................................        3,750            16,233
  Distributions reinvested.............................................        1,573               102
  Shares redeemed......................................................      (11,326)           (8,143)
                                                                           ---------         ---------
  Increase (decrease) in shares outstanding............................       (6,003)            8,192
                                                                           =========         =========
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
Notes to Financial Statements
-------------------------------------------------------------------------------
T. Rowe Price International Discovery Fund / October 31, 1995


Note 1 - Significant Accounting Policies

T. Rowe Price International Funds, Inc., (the Corporation) is registered under the Investment Company Act of 1940. The International Discovery Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the Corporation.

A) Valuation - Equity securities listed or regularly traded on a securities exchange (including Nasdaq) are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Other equity securities and those listed securities that are not traded on a particular day are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their cost which, when combined with accrued interest, approximates fair value.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

B) Currency Translation - Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

C) Other - Income and expenses are recorded on the accrual basis. Expenses paid indirectly are custody fees paid by float credits earned on daily residual cash balances at the custodian. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

A) Emerging Markets - At October 31, 1995, the fund held investments in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

B) Commercial Paper Joint Account - The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

C) Securities Lending - To earn additional income, the fund lends its securities to approved brokers. At October 31, 1995, the market value of securities on loan was $9,315,000, which was fully collateralized with cash. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

D) Other - Purchases and sales of portfolio securities, other than short-term securities, aggregated $162,814,000 and $267,093,000, respectively, for the year ended October 31, 1995.


Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund has unused realized capital loss carryforwards for federal income tax purposes of $8,323,000 which expire in 2003. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, $38,000 of undistributed net investment income was reclassified as an increase to undistributed net realized gains during the year ended October 31, 1995. The results of operations and net assets were not affected by the reclassifications.

     At October 31, 1995, the aggregate cost of investments for federal income tax and financial reporting purposes was $336,655,000 and net unrealized loss aggregated $13,774,000, of which $45,639,000 related to appreciated investments and $59,413,000 to depreciated investments.


Note 4 - Related Party Transactions

The fund is managed by Rowe Price-Fleming International, Inc. (the Manager), which is owned by T. Rowe Price Associates, Inc. (Price Associates), Robert Fleming Holdings Limited, and Jardine Fleming Holdings Limited under a joint venture agreement.

     The investment management agreement between the fund and the Manager provides for an annual investment management fee, of which $309,000 was payable at October 31, 1995. The fee is computed daily and paid monthly, and consists of an Individual Fund Fee equal to 0.75% of average daily net assets and a Group Fee. The Group Fee is based on the combined assets of certain mutual funds sponsored by the Manager or Price Associates (the Group). The Group Fee rate ranges from 0.48% for the first $1 billion of assets to 0.31% for assets in excess of $34 billion. At October 31, 1995, and for the year then ended, the effective annual Group Fee rate was 0.34%. The fund pays a pro rata share of the Group Fee based on the ratio of its net assets to those of the Group.

     Under the terms of the investment management agreement, the Manager was required to bear any expenses through December 31, 1993 which would have caused the fund's ratio of expenses to average net assets to exceed 1.50%. Thereafter through December 31, 1995, the fund is required to reimburse the Manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.50%. Pursuant to this and a previous agreement, $146,000 of unaccrued fees were repaid during the year ended

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

October 31, 1995. Pursuant to a previous agreement, $325,000 of unaccrued fees from 1991-1992 were permanently waived at December 31, 1994.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS), is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $819,000 for the year ended October 31, 1995, of which $103,000 was payable at period-end.

     During the year ended October 31, 1995, the fund, in the ordinary course of business, paid commissions of $417,000 to, and placed security purchase and sale orders aggregating $80,769,000 with, certain affiliates of the Manager in connection with the execution of various portfolio transactions.

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------
T. Rowe Price International Discovery Fund

                                                           For a share outstanding throughout each period
                                                ---------------------------------------------------------------------
                                                                        Ten Months
                                                       Year Ended          Ended             Year Ended
                                                       October 31,      October 31,          December 31,
                                                ----------------------              ---------------------------------
                                                     1995       1994      1993++      1992       1991       1990
                                                ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD...................................      $17.63     $16.16     $11.68     $12.99     $11.75     $13.94
                                                    ------     ------     ------     ------     ------     ------
Investment Activities
  Net investment income.......................        0.10       0.04       0.07*      0.13*      0.13*      0.14*
  Net realized and unrealized
    gain (loss)...............................       (2.38)      1.52       4.41      (1.31)      1.24      (1.91)
                                                    ------     ------     ------     ------     ------     ------
  Total from investment activities............       (2.28)      1.56       4.48      (1.18)      1.37      (1.77)
                                                    ------     ------     ------     ------     ------     ------
Distributions
  Net investment income.......................       (0.06)     (0.07)        --      (0.13)     (0.13)     (0.15)
  Net realized gain...........................       (0.87)     (0.02)        --         --         --      (0.27)
                                                    ------     ------     ------     ------     ------     ------
  Total distributions.........................       (0.93)     (0.09)        --      (0.13)     (0.13)     (0.42)
                                                    ------     ------     ------     ------     ------     ------
Redemption fees added
  to paid-in-capital..........................        0.01         --         --         --         --         --
                                                    ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD................      $14.43     $17.63     $16.16     $11.68     $12.99     $11.75
                                                    ======     ======     ======     ======     ======     ======
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Total return..................................     (13.1)%       9.7%      38.4%*    (9.1)%*     11.7%*   (12.8)%*
Ratio of expenses to average
  net assets..................................       1.50%**    1.50%      1.50%+*    1.50%*     1.50%*     1.50%*
Ratio of net investment income
  to average net assets.......................       0.55%      0.38%      0.81%+*    1.07%*     1.03%*     1.10%*
Portfolio turnover rate.......................       43.5%      57.4%      71.8%+     38.0%      56.3%      44.0%
Net assets, end of period
  (in thousands)..............................    $325,374   $503,442   $329,001   $166,362   $166,819   $136,660
---------------------------------------------------------------------------------------------------------------------

 +  Annualized
++  The fund's fiscal year-end was changed to October 31.
 * Excludes expenses in excess of a 1.50% voluntary expense limitation in effect through December 31, 1993.
**  Beginning in fiscal 1995, includes expenses paid indirectly.

-------------------------------------------------------------------------------
Report of Independent Accountants
-------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price International Discovery Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price International Discovery Fund (one of the portfolios constituting
T. Rowe Price International Funds, Inc.) at October 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with custodians and brokers and, where appropriate, the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Baltimore, Maryland
November 17, 1995

--------------------------------------------------------------------------------
Annual Report
--------------------------------------------------------------------------------

For yield, price, last transaction, and current balance, 24 hours, 7 days a week, call:
1-800-638-2587 toll free
625-7676 Baltimore area

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
625-6500 Baltimore area

T. Rowe Price
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price International Discovery Fund.




[LOGO OF T. ROWE PRICE APPEARS HERE]

IDF

T. ROWE PRICE
-------------

International Discovery
Fund

October 31, 1995